NEUBERGER BERMAN INCOME FUNDS

Supplement to the Prospectus dated March 1, 2006.

NEUBERGER BERMAN STRATEGIC INCOME FUND:
         INSTITUTIONAL CLASS

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 10 OF THE INSTITUTIONAL CLASS PROSPECTUS:

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.


THE DATE OF THIS SUPPLEMENT IS MARCH 20, 2006.

                                              NEUBERGER BERMAN
                                              A LEHMAN BROTHERS COMPANY
                                              NEUBERGER BERMAN MANAGEMENT INC.
                                              605 Third Avenue  2nd Floor
                                              New York, NY  10158-0180
                                              SHAREHOLDER SERVICES
                                              800.877.9700
                                              INSTITUTIONAL SERVICES
                                              800.366.6264
                                              WWW.NB.COM



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NEUBERGER BERMAN INCOME FUNDS

Supplement to the Prospectuses dated March 1, 2006.

NEUBERGER BERMAN LIMITED MATURITY BOND FUND:
      TRUST AND INVESTOR CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 6 OF THE TRUST CLASS PROSPECTUS AND PAGE 41 OF THE INVESTOR CLASS PROSPECTUS:

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST:
      INVESTOR CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 47 OF INVESTOR CLASS PROSPECTUS:

THOMAS J. BROPHY, LORI CANELL, AND KELLY M. LANDRON are Vice Presidents of Neuberger Berman Management Inc. Mr. Brophy and Ms. Canell are also Managing
Directors of Neuberger Berman, LLC. From 1998 to 2000, Mr. Brophy was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1997 to 1998, he was a portfolio manager at another investment firm. Ms. Canell has been a municipal bond portfolio manager at Neuberger Berman since 1995. From 1990 to 2000, Ms. Landron held positions in fixed income trading, analysis and portfolio management at Neuberger Berman, LLC. Mr. Brophy and Ms. Landron have co-managed the Fund's assets since 2000 and Ms. Canell since 2004.



 THE DATE OF THIS SUPPLEMENT IS MARCH 20, 2006.

                                    NEUBERGER BERMAN
                                    A LEHMAN BROTHERS COMPANY
                                    NEUBERGER BERMAN MANAGEMENT INC.
                                    605 Third Avenue  2nd Floor
                                    New York, NY  10158-0180
                                    SHAREHOLDER SERVICES
                                    800.877.9700
                                    INSTITUTIONAL SERVICES
                                    800.366.6264
                                    WWW.NB.COM